Preferred share issuance and merger (Purchase consideration) (Details) - BCP IV GrafTech Holdings LP [Member] - USD ($) $ / shares in Units, shares in Thousands	Aug. 11, 2015	May 18, 2015
Business Acquisition [Line Items]
Amount		$ 854,337,000
Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Number of Shares		150
Unit price		$ 1,000.00
Amount	$ 150,000,000	$ 150,000,000
Common Stock
Business Acquisition [Line Items]
Number of Shares		139,397
Unit price		$ 5.05
Amount		$ 703,955,000
Employee Stock Option [Member]
Business Acquisition [Line Items]
Amount		$ 382,000